Income taxes - Deferred Tax Assets And Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Tax loss carried forward	$ 66,153,464	$ 50,163,293
Accruals and provisions	96,041,259	62,936,343
Capitalized expenses	67,506,415	50,288,336
Revenue recognition at a point in time less tax paid under deemed profit method	29,232,706	127,927,710
Revenue recognition of real estate lease income on a straight-line basis	12,394,780	17,164,019
Deemed interest expense	79,851,523	55,979,839
Valuation allowance	(25,978,488)	(28,022,499)
Operating lease liability	2,114,483	2,805,537
Others	0	418,310
Total deferred tax assets	327,316,142	339,660,888
Deferred tax liabilities:
Revenue recognition over time	(140,019,916)	(84,241,946)
Real estate properties accelerated cost deduction	0	(1,193,345)
Taxable temporary differences arising from asset acquisitions	(240,306,881)	(280,540,093)
Dividend and interest withholding taxes	(62,292,677)	(49,174,479)
Operating lease right-of-use assets	(2,129,188)	(2,950,373)
Others	0	0
Total deferred tax liabilities	(444,748,662)	(418,100,236)
Undistributed earnings from subsidiaries	623,100,000	491,700,000
Accrued deferred income tax liabilities	62,300,000	49,200,000
Remaining undistributed earnings	131,300,000	283,700,000
Unrecognized deferred tax liabilities	13,100,000	28,400,000
Consolidation, Eliminations [Member] | U.S. [Member]
Deferred tax liabilities:
Net operating loss carry forwards	15,100,000	10,300,000
Consolidation, Eliminations [Member] | PRC [Member]
Deferred tax liabilities:
Net operating loss carry forwards	$ 244,500,000	$ 173,400,000
Operating loss carryforwards expiration period	20 years
Consolidation, Eliminations [Member] | PRC [Member] | Maximum [Member]
Deferred tax liabilities:
Operating loss carryforwards expiration period	10 years
Consolidation, Eliminations [Member] | PRC [Member] | Minimum [Member]
Deferred tax liabilities:
Operating loss carryforwards expiration period	1 year